UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 29.4% (18.7% of Total Investments)
$ 1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2	$1,037,340
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	970,860
	Project, Series 2007, 5.000%, 7/01/39
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,521,153
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – XLCA Insured
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aa3	1,657,827
	Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	AA	1,033,830
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
50	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	41,664
	Military Academy Project, Series 2007, 5.125%, 3/01/37
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/18 at 100.00	AA	2,025,140
	2008C, 5.000%, 9/01/38 (UB)

8,145	Total Education and Civic Organizations			8,287,814

	Energy – 1.9% (1.2% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	545,851
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 24.6% (15.7% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/09 at 100.00	BB+	147,857
	Series 1997, 5.250%, 12/01/12
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/08 at 102.00	BB+	165,038
	Series 1998, 5.375%, 12/01/28
440	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB	430,844
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AA	502,675
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AA	1,038,870
	Medical Center, Series 2002, 5.375%, 1/01/19 – MBIA Insured
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	458,570
	Center, Series 2004, 5.250%, 12/01/22
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa2	515,495
	2004, 5.000%, 7/01/20 – MBIA Insured
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	482,475
	2007, 5.250%, 10/01/35
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	A3	476,185
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AA	2,014,980
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	696,660
	Medical Center, Series 2007, 5.000%, 10/01/33

7,030	Total Health Care			6,929,649

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Aa3	326,078
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured

	Housing/Single Family – 12.6% (8.0% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	642,291
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	847,230
	12/01/27 (Alternative Minimum Tax)
2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	2,057,160
	2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)

3,650	Total Housing/Single Family			3,546,681

	Industrials – 6.3% (4.0% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A2	981,980
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AA	781,695
	5.000%, 7/01/19 – MBIA Insured

1,750	Total Industrials			1,763,675

	Long-Term Care – 2.2% (1.4% of Total Investments)
500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	384,285
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	247,998
	Series 2007, 5.000%, 7/01/11

750	Total Long-Term Care			632,283

	Materials – 2.0% (1.3% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	17,640
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	553,746
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

620	Total Materials			571,386

	Tax Obligation/General – 11.8% (7.5% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA	336,060
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	205,616
700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	742,357
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	557,140
250	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868,	2/18 at 100.00	Aaa	277,960
	13.115%, 2/01/36 (IF)
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	604,488
595	Puerto Rico, General Obligation Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB–	595,547

3,205	Total Tax Obligation/General			3,319,168

	Tax Obligation/Limited – 7.6% (4.9% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AAA	40,679
	AGC Insured (4)
250	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	238,063
250	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	221,668
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,652,078
	Facilities Projects, Series 2002A, 5.000%, 8/01/14

2,065	Total Tax Obligation/Limited			2,152,488

	Transportation – 3.7% (2.3% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 –	1/10 at 101.00	A+	1,029,490
	FGIC Insured

	U.S. Guaranteed – 31.6% (20.2% of Total Investments) (5)
565	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16	10/12 at 100.00	AAA	616,579
	(Pre-refunded 10/01/12) – FSA Insured
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (5)	1,651,365
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (5)	1,351,275
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
730	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	795,116
1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	Aaa	2,103,354
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – MBIA Insured
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (5)	1,338,768
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AA (5)	1,053,460
	7/01/29 (Pre-refunded 1/01/10) – MBIA Insured

8,145	Total U.S. Guaranteed			8,909,917

	Utilities – 1.9% (1.2% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	540,675
	5.250%, 11/01/15 – MBIA Insured

	Water and Sewer – 20.1% (12.8% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,230,000
	FSA Insured
625	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AAA	628,375
	8/01/35 – FSA Insured
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa3	351,582
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	AA	889,929
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	377,850
	4/01/37 – FSA Insured
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	513,630
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA	1,449,140
230	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aaa	231,021
	Resevoir Project, Series 2008, 5.000%, 2/01/38 – FSA Insured

5,565	Total Water and Sewer			5,671,527

$ 43,425	Total Investments (cost $44,042,151) – 157.0%			44,226,682

	Floating Rate Obligations – (5.3)%			(1,500,000)

	Other Assets Less Liabilities – 1.5%			443,492

	Preferred Shares, at Liquidation Value – (53.2)% (6)			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$28,170,174

Futures Contracts outstanding at August 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	August 31, 2008	(Depreciation)

U.S. Treasury Bond	Long	10	12/08	$1,173,125	$(1,666)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Portion of investment, with an aggregate market value of $21,356, has been pledged to collateralize the net payment obligations under futures contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below: Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$44,226,682	$ —	$44,226,682
Derivatives*	(1,666)	—	—	(1,666)

Total	$(1,666)	$44,226,682	$ —	$44,225,016

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $42,541,936.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$1,115,321
Depreciation	(930,565)

Net unrealized appreciation (depreciation) of investments	$ 184,756

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008